UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22561

                                     SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                                 New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SKYBRIDGE G II FUND, LLC

Financial Statements

As of September 30, 2012 and for the period from

April 1, 2012 to September 30, 2012

(Unaudited)

SkyBridge G II Fund, LLC

Statement of Assets and Liabilities

(In Organization)

September 30, 2012

Assets:
Cash	$29,184
Deferred offering costs	95,000

Total Assets	124,184

Liabilities:
Accrued expenses	113,000
Payable to affiliate	8,000

Total Liabilities	121,000

Net Assets	$3,184

Components of Net Assets:
Accumulated Deficit	(126,816)
Paid in Capital	130,000

Net Assets	$3,184

Shares Issued and Outstanding:
Shares Outstanding (Unlimited Shares Authorized)	130

Net Asset Value (NAV) per Share	$24.4923

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Operations

(In Organization)

For the period from

April 1, 2012 to September 30, 2012

Investment Income:	$ -

Expenses:
Professional Fees	28,750
Directors Fees	11,250
Custody	1,077

Total Expenses	41,077

Net Loss	$ (41,077)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Changes in Net Assets

(In Organization)

For the period from

April 1, 2012 to September 30, 2012

Operations
Net loss	$(41,077)

Total decrease in net assets	(41,077)

Net decrease in net assets	(41,077)
Net assets, beginning of period	44,261

Net assets, end of period	$3,184

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Cash Flows

(In Organization)

For the period from

April 1, 2012 to September 30, 2012

Cash flows from operating activities:
Net decrease in net assets	$ (41,077)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities :
Increase in deferred expenses	(48,000)
Increase in accrued expenses	35,000
Decrease in payable to affiliates	-

Net cash used in operating activities	(54,077)

Net decrease in cash
Cash:
Beginning Balance	83,261

Ending Balance	$ 29,184

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Notes to Financial Statements

(In Organization)

For the period from April 1, 2012 to September 30, 2012

1. Organization

SkyBridge G II Fund, LLC (the “Company”) was organized as a Delaware Limited Liability Company on May 9, 2011. The Company is registered under the Investment Company Act of 1940 (the “1940 Act”) as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 (the “1933 Act”).

The investment objective of the Company will be to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) will be sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder will be $25,000, the minimum additional investment will be $10,000. The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share.

SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company will delegate substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors. The Adviser owns all issued and outstanding Shares of the Company.

The Company had no investment operations for the period from April 1, 2012 through September 30, 2012, but has engaged in various activities relating to the public offering of the Shares.

2. Summary of Significant Accounting Policies

Basis of Accounting

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

For the period from April 1, 2012 to September 30, 2012

Cash and Cash Equivalents

The Company defines cash and cash equivalents to be highly liquid investments, with original maturities of three months or less.

Federal Income Taxes

The Company is a limited liability company and did not elect to be taxable as a corporation for U.S. federal, state, and local tax purposes. As a limited liability company, the Company will not incur entity-level U.S. federal, state, and local income taxes and is not required to file its own tax return. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying financial statements, as its owner member is liable for income taxes, if any, on the Company’s income, loss, and other items, and there is no tax sharing arrangement between the Company and its owner member. Since the Company is not required to separately file its own returns, the following is the major tax jurisdiction for the Adviser, in its capacity as the Company’s parent, and the earliest tax year subject to examination: United States – 2009. The Company ultimately intends to elect to be taxable as a corporation for U.S. federal, state, and local tax purposes, and qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Company will not be subject to Federal, state, and local income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Company has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. The Adviser will provide certain management and administrative services to the Company. The Adviser will act primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser will also provide office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee of 0.071% (0.85% annually) based on end of month Shareholders’ capital.

In order to limit the ordinary expenses of the Company, the Adviser has agreed to waive part or all of the Management Fee (net of any compensation paid by the Adviser or its affiliates to the Placement Agents in connection with the placement of Shares or servicing of investors), or reimburse the Company in a corresponding amount, to the extent necessary to prevent the Company’s ordinary expenses from exceeding 1.50% per annum of its average monthly net assets, excluding expenses in the underlying Investment Funds. In addition, the Company subsequently would repay the fee waiver/expense reimbursement to the Adviser so long as the repaid amount does not cause the Company, during a year in which repayment is made, to exceed that intended maximum of 1.50% per annum ratio. There will be no repayment unless it can be made during the three years following the fiscal year during which the Company waived the applicable fees or reimbursed the applicable expenses.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

For the period from April 1, 2012 to September 30, 2012

Service Providers

The Bank of New York Mellon (“BNYM”) serves as the Company’s Administrator, Custodian, Fund Accountant and Transfer Agent.

Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

Hastings Capital Group, LLC (“Hastings”), an affiliate of the Adviser, serves as the Company’s Principal Underwriter with authority to sell Shares directly and to appoint Placement agents to assist the Principal Underwriter in selling Shares.

4. Related Party and Offering Costs

The Adviser agreed to pay certain costs and expenses incurred in connection with organizing the Company and the initial offering shares of the Company. As of September 30, 2012 approximately $275,000 of such costs and expenses have been incurred by the Adviser. Deferred offering costs as of September 30, 2012 include $72,000 representing underwriting fees charged to the Company by Hastings. These deferred costs will be amortized over a period of 12 months upon commencement of operations.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives an annual retainer for his service as a Director. Director’s expenses for the period from April 1, 2012 to September 30, 2012 are $11,250.

5. Contributions and Redemptions

Once the Company commences operations, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. It is not anticipated that Shares will be listed on any securities exchange or traded in other markets, and Shares will be subject to substantial restrictions on transfer. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

For the period from April 1, 2012 to September 30, 2012

6. Subsequent Events

Management has considered the circumstances under which the Company should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date these financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	January 22, 2013

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	January 22, 2013

* Print the name and title of each signing officer under his or her signature.